Note 3 - Investment Securities (Details) - Amortized Cost and Fair Value of Investment Securities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Mortgage backed
Amortized Cost	$ 37,047,000	$ 43,006,000
Gross Unrealized Gains	400,000	230,000
Gross Unrealized Losses	2,178,000	3,414,000
Available for sale	35,269,000	39,822,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Mortgage backed
Amortized Cost	24,915,000	30,889,000
Gross Unrealized Gains	103,000	80,000
Gross Unrealized Losses	80,000	1,100,000
Available for sale	24,938,000	29,869,000
US States and Political Subdivisions Debt Securities [Member]
Mortgage backed
Amortized Cost	3,924,000	3,918,000
Gross Unrealized Gains	260,000	150,000
Available for sale	4,184,000	4,068,000
Other Debt Obligations [Member]
Mortgage backed
Amortized Cost	8,208,000	8,199,000
Gross Unrealized Gains	37,000
Gross Unrealized Losses	2,098,000	2,314,000
Available for sale	$ 6,147,000	$ 5,885,000